Content Assets - Schedule of Content Assets Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Licensed Content Assets [Line Items]
Total Content assets, net and advances	$ 169,973	$ 249,673
Current portion (included in Prepaid expenses and other current assets)	2,065	12,352
Non-current portion	167,908	237,321
Licensed content
Licensed Content Assets [Line Items]
Total Content assets, net and advances	95,017	152,851
Released, less amortization
Licensed Content Assets [Line Items]
Total Content assets, net and advances	57,808	65,990
Completed, not released
Licensed Content Assets [Line Items]
Total Content assets, net and advances	9,109	23,267
In production
Licensed Content Assets [Line Items]
Total Content assets, net and advances	8,039	7,565
Total produced content, net
Licensed Content Assets [Line Items]
Total Content assets, net and advances	$ 74,956	$ 96,822